Fair Values Of Financial Instruments (Additional Qualitative Information about Level 3 Assets) (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($) loan	Dec. 31, 2016 USD ($) loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Financing Receivable, Recorded Investment		$ 1,247	$ 2,624
Impaired Financing Receivable, with No Related Allowance, Recorded Investment		1,247	2,624
Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring		$ 1,247	$ 2,624
Fair Value Disclosure, Unobservable Input Range		Probability of default
Fair Value Inputs, Probability of Default		0.00%	0.00%
Impaired Financing Receivable, Recorded Investment		$ 1,247	$ 2,624
Impaired Financing Receivable, Related Allowance		$ 0
Number of impaired loans not requiring a valuation allowance | loan		5	7
Impaired Loans, Cumulative Charge-Offs		$ 277	$ 831
Impaired Loans [Member] | Appraisal of collateral [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring		$ 131	$ 1,473
Fair Value Measurements, Valuation Techniques	[1]	Appraisal of collateral(1)
Fair Value Disclosure, Unobservable Input Range	[2]	Appraisal adjustments(2)
Fair Value Inputs, Comparability Adjustments		10.00%	10.00%
Impaired Loans [Member] | Present value of future cash flows [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring		$ 1,116	$ 1,151
Fair Value Measurements, Valuation Techniques		Present value of future cash flows
Fair Value Disclosure, Unobservable Input Range		Loan discount rate
Impaired Loans [Member] | Minimum [Member] | Present value of future cash flows [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate		4.00%	4.00%
Impaired Loans [Member] | Maximum [Member] | Present value of future cash flows [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate		5.25%	5.25%
Impaired Loans [Member] | Weighted Average [Member] | Appraisal of collateral [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Comparability Adjustments		10.00%	10.00%
Impaired Loans [Member] | Weighted Average [Member] | Present value of future cash flows [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate		5.11%	5.11%
Foreclosed Real Estate Owned [Member] | Appraisal of collateral [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring		$ 1,661	$ 5,302
Fair Value Measurements, Valuation Techniques	[1]	Appraisal of collateral(1)
Fair Value Disclosure, Unobservable Input Range	[2]	Liquidation Expenses(2)
Fair Value Inputs, Discount Rate			10.00%
Foreclosed Real Estate Owned [Member] | Minimum [Member] | Appraisal of collateral [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate		0.00%
Foreclosed Real Estate Owned [Member] | Maximum [Member] | Appraisal of collateral [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate		42.60%
Foreclosed Real Estate Owned [Member] | Weighted Average [Member] | Appraisal of collateral [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate		14.68%

[1]	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various Level 3 inputs which are not identifiable, less any associated allowance.
[2]	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.